SHAREHOLDERS EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
SHAREHOLDERS EQUITY
Summary of Share Capital
	Ordinary actions
Shareholding structure	Amount	%
Controlling shareholders	672,312,942	35.87%
Board of directors and executive officers	25,745,154	1.37%
Free float	1,169,498,325	62.41%
Outstanding shares	1,867,556,421	99.65%
Treasury shares	6,514,511	0.35%
Total	1,874,070,932	100.00%

Schedule of dividend payable
Movement of dividends payable

12/31/2023
Net income for the year	1,094,391
Calculation basis for distribution of dividends	1,094,391
Mandatory minimum dividends – 25%	(273,598)
Statutory reserve	820,793

Changes in dividends payable:
Balance as of January 1, 2022	799,634
Dividends for the year	1,237,779
Dividends paid	(1,145,407)
Balance as of December 31, 2022	892,006
Declared dividends (i)	2,239,495
Dividends paid	(2,582,447)
Balance as of December 31, 2023	549,054

(i)	The value of the dividend per share in the year ended December 31, 2023, was R$1.27 real. (R$0.66 cents as of December 31, 2022).

Schedule of dividend receivable
	Investments in associates (i)	Investments in joint venture	Total
Balance as of January 1, 2022	2,621	517,344	519,965
Proposed dividends	278,654	549,883	828,537
Proposed interest on own capital	—	107,544	107,544
Business combination	202,968	—	202,968
Discontinued operation	(44,969)	—	(44,969)
Dividends received	(278,127)	(1,174,771)	(1,452,898)
Balance as of December 31, 2022	161,147	—	161,147
Proposed dividends	273,346	626,653	899,999
Proposed interest on own capital	—	588,078	588,078
Income tax	—	(88,256)	(88,256)
Discontinued operation	(62,699)	—	(62,699)
Other movements	(81,053)	—	(81,053)
Dividends received	(254,905)	(906,534)	(1,161,439)
Balance as of December 31, 2023	35,836	219,941	255,777

(i)	See composition of the balance in note 9.1.b

Summary of Other Comprehensive (Loss) Income
	12/31/2022	Comprehensive (loss) income	12/31/2023
Loss on cash flow hedge	(1,917,194)	(125,233)	(2,042,427)
Foreign currency translation differences	1,013,910	(172,501)	841,409
Actuarial loss on defined benefit plan	(186,244)	(71,550)	(257,794)
Deferred tax on actuarial losses of defined benefit plan	63,323	24,327	87,650
Loss on measurement of derivative financial instrument	15,000	—	15,000
Change in the fair value of a financial asset	39,726	—	39,726
Deferred income tax on financial asset	(13,507)	—	(13,507)
Predecessor adjustment	1,381,798		1,381,798
Total	396,812	(344,957)	51,855

Attributable to:
Owners of the Company	567,546	(253,221)	314,325
Non-controlling interests	(170,734)	(91,736)	(262,470)

	12/31/2021	Comprehensive (loss) income	12/31/2022
Loss on cash flow hedge	(1,917,917)	723	(1,917,194)
Foreign currency translation differences	96,362	917,548	1,013,910
Actuarial loss of defined benefit plan	(266,574)	80,330	(186,244)
Deferred tax on actuarial losses of defined benefit plan	90,635	(27,312)	63,323
Loss on measurement of derivative financial instrument	15,000	—	15,000
Change in the fair value of a financial asset	5,794	33,932	39,726
Deferred income tax on financial asset	(1,970)	(11,537)	(13,507)
Predecessor adjustment	1,381,798	—	1,381,798
Total	(596,872)	993,684	396,812

Attributable to:
Owners of the Company	(521,609)	1,089,155	567,546
Non-controlling interests	75,263	(95,471)	(170,734)